EARNINGS PER SHARE (Summary of Shares Excluded From Computation of Diluted Net Loss Per Ordinary) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares excluded from computation of diluted net loss per share	3,424,891	2,300,425	2,018,751